Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
iShares MSCI EAFE International Index Fund - Institutional Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	3.68%	4.82%	5.29%
iShares MSCI EAFE International Index Fund - Investor A Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	3.39%	4.55%	5.02%
iShares MSCI EAFE International Index Fund - Investor P Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor P Shares
Average Annual Return, Percent	3.46%	4.55%	5.02%
iShares MSCI EAFE International Index Fund - Class G Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class G Shares
Average Annual Return, Percent	3.75%	4.84%	5.29%
iShares MSCI EAFE International Index Fund - Class K Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	3.73%	4.88%	5.34%
iShares Russell 2000 Small-Cap Index Fund Institutional Shares [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	11.42%	7.37%	7.80%
iShares Russell 2000 Small-Cap Index Fund Investor A Shares [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	11.15%	7.10%	7.53%
iShares Russell 2000 Small-Cap Index Fund Investor P Shares [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor P Shares (with sales charge)
Average Annual Return, Percent	5.30%	5.95%	6.95%
iShares Russell 2000 Small-Cap Index Fund Class K Shares [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	11.47%	7.43%	7.86%
Without Sales Load [Member] | iShares MSCI EAFE International Index Fund - Investor P Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor P Shares (with sales charge)
Average Annual Return, Percent	(1.97%)	3.43%	4.46%
Without Sales Load [Member] | iShares Russell 2000 Small-Cap Index Fund Investor P Shares [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor P Shares
Average Annual Return, Percent	11.14%	7.10%	7.53%
MSCI EAFE Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	3.82%	4.73%	5.20%
Russell 3000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Average Annual Return, Percent	23.81%	13.86%	12.55%
Russell 2000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000® Index
Average Annual Return, Percent	11.54%	7.40%	7.82%